COMMON SHARES AND TREASURY SHARES - Issued warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMON SHARES AND TREASURY SHARES
Balance as of 1 January	312,871	312,871	312,900
Additions	180,500	0	0
Cancellations	0	0	0
Disposals	0	0	0
Balance as of 31 December	493,371	312,871	312,871
Balance as of 1 January	$ 3,100	$ 3,100	$ 3,100
Additions	1,800	0	0
Cancellations	0	0	0
Disposals	0	0	0
Balance as of 31 December	$ 4,900	$ 3,100	$ 3,100
Balance as of 1 January	0.40%	0.40%	0.50%
Additions	0.20%	0.00%	0.00%
Cancellations	(0.00%)	(0.00%)	(0.00%)
Disposals	0.00%	0.00%	0.00%
Dilution, due to capital increases	0.10%	0.00%	(0.10%)
Balance as of 31 December	0.70%	0.40%	0.40%